Condensed consolidated interim statements of changes in equity (Unaudited) (CAD)	Share Capital	Share option reserve	Warrant reserve	Deficit	Total
Balance at Jun. 30, 2010	63,556,255	3,630,073	523,106	(20,058,823)	47,650,611
Balance (in shares) at Jun. 30, 2010	68,010,586
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss and total comprehensive loss for the period				(2,176,941)	(2,176,941)
Shares issued on placement of common shares	12,059,405		659,595		12,719,000
Shares issued on placement of common shares (in shares)	9,085,000
Share issue costs	(1,028,621)		(56,262)		(1,084,883)
Broker warrants issued on public offering	(146,081)		146,081
Shares issued on exercise of stock options	50,457	(16,332)			34,125
Shares issued on exercise of stock options (in shares)	52,500
Share-based compensation		518,531			518,531
Balance at Mar. 31, 2011	74,491,415	4,132,272	1,272,520	(22,235,764)	57,660,443
Balance (in shares) at Mar. 31, 2011	77,148,086
Balance at Jun. 30, 2011	74,543,371	4,292,758	1,271,032	(23,026,234)	57,080,927
Balance (in shares) at Jun. 30, 2011	77,185,086
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss and total comprehensive loss for the period				(2,589,071)	(2,589,071)
Shares issued on offering of common shares	8,096,000				8,096,000
Shares issued on offering of common shares (in shares)	5,060,000
Share issue costs	(655,867)				(655,867)
Shares issued on exercise of stock options	244,420	(77,306)			167,114
Shares issued on exercise of stock options (in shares)	211,101
Shares issued on exercise of warrants	7,308		(558)		6,750
Shares issued on exercise of warrants (in shares)	3,750
Share-based compensation		666,051			666,051
Balance at Mar. 31, 2012	82,235,232	4,881,503	1,270,474	(25,615,305)	62,771,904
Balance (in shares) at Mar. 31, 2012	82,459,937